Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Profit for the year	$ 45,275	$ 79,770	$ 49,421
Adjustments for:
Depreciation and amortization	22,549	22,354	20,322
Share-based compensation expenses	730	1,247	2,663
Loss (gains) on disposal and scrap of property, plant and equipment, net	10	4	(368)
Gains on disposal of land held for sale	(3,205)	0	0
Loss on re-measurement of the pre-existing relationships in a business combination	0	0	1,932
Changes in fair value of financial assets at fair value through profit or loss	(1,472)	(1,363)	(1,655)
Interest income	(9,842)	(9,907)	(8,746)
Finance costs	3,491	4,014	6,080
Income tax expense (benefit)	9,592	(2,435)	(5,028)
Share of losses of associates	3,185	831	598
Inventories write downs	17,087	13,551	21,540
Unrealized foreign currency exchange losses (gains)	264	(171)	624
Cash flows from operating activities before changes in operating capital	87,664	107,895	87,383
Changes in:
Accounts receivable (including related parties)	29,380	(40,738)	20,804
Inventories	(10,501)	45,011	132,090
Other receivable from related parties	(9)	56	5
Other current assets	(8,949)	3,941	(3,863)
Accounts payable (including related parties)	25,766	14,567	7,676
Other payable to related parties	364	(110)	(268)
Contract liabilities	1,098	45	(37,051)
Other current liabilities	15,545	(9,010)	1,246
Other non-current liabilities	(18)	(2,260)	(4,602)
Cash generated from operating activities	140,340	119,397	203,420
Interest received	9,386	9,732	8,567
Interest paid	(3,692)	(4,015)	(6,080)
Income tax paid	(6,007)	(9,138)	(53,066)
Net cash provided by operating activities	140,027	115,976	152,841
Cash flows from investing activities:
Acquisitions of property, plant and equipment	(20,125)	(13,054)	(23,378)
Proceeds from disposal of property, plant and equipment	0	0	111
Acquisitions of intangible assets	(397)	(153)	(115)
Acquisitions of financial assets at amortized cost	(6,217)	(11,236)	(6,911)
Proceeds from disposal of financial assets at amortized cost	7,803	19,457	3,099
Acquisitions of financial assets at fair value through profit or loss	(61,765)	(76,003)	(82,628)
Proceeds from disposal of financial assets at fair value through profit or loss	37,272	70,389	75,539
Acquisitions of financial assets at fair value through other comprehensive income	(3,300)	(17,164)	(1,379)
Proceeds from disposal of financial assets at fair value through other comprehensive income	0	0	99
Acquisition of a subsidiary, net of cash acquired (paid)	(584)	(5,416)	433
Proceeds from capital reduction of investment	0	338	360
Acquisitions of equity method investments	(1,470)	(1,236)	0
Decrease (increase) in refundable deposits	28,403	33,562	(56,933)
Releases of restricted deposit	31	0	0
Cash received in advance from disposal of land	0	0	2,821
Net cash used in investing activities	(20,349)	(516)	(88,882)
Cash flows from financing activities:
Purchase of treasury shares	(4,515)	(832)	0
Decrease (increase) in prepayments for purchase of treasury shares	515	(2,168)	0
Payments of cash dividends	(64,934)	(50,670)	(83,720)
Payments of dividend equivalents	(218)	(233)	(148)
Proceeds from issuance of new shares by subsidiaries	189	71	916
Purchases of subsidiary shares from noncontrolling interests	(127)	(190)	(9)
Proceeds from short-term unsecured borrowings	946	0	47,226
Repayments of short-term unsecured borrowings	(1,125)	0	(47,226)
Repayments of long-term unsecured borrowings	(6,416)	(6,000)	(6,000)
Proceeds from short-term secured borrowings	2,200,560	1,780,300	1,383,300
Repayments of short-term secured borrowings	(2,136,060)	(1,729,600)	(1,299,600)
Pledge of restricted deposit	(64,500)	(50,700)	(83,700)
Payment of lease liabilities	(3,160)	(5,032)	(4,830)
Guarantee deposits received (refunded)	(1,898)	(23,163)	200
Net cash used in financing activities	(80,743)	(88,217)	(93,591)
Effect of foreign currency exchange rate changes on cash and cash equivalents	421	(844)	(200)
Net increase (decrease) in cash and cash equivalents	39,356	26,399	(29,832)
Cash and cash equivalents at beginning of year	218,148	191,749	221,581
Cash and cash equivalents at end of year	$ 257,504	$ 218,148	$ 191,749